Variable Interest Entities (Tables)	12 Months Ended
May 31, 2011
Variable Interest Entities [Abstract]
Schedule of variable interest entities

The carrying amounts and classification of assets and liabilities included in our Consolidated Balance Sheets for these consolidated entities are as follows:

	May 31,	May 31,
(in millions)	2011	2010
Current assets	$230.0	$161.7
Non current assets	$50.7	$52.0
Total assets	$280.7	$213.7
Current liabilities	$63.0	$35.0
Non current liabilities	-	-
Total iabilities	$63.0	$35.0